Document And Entity Information	Feb. 02, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 02, 2022
Entity Registrant Name	Arcadia Biosciences, Inc.
Entity Central Index Key	0001469443
Entity Emerging Growth Company	false
Entity File Number	001-37383
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-0571538
Entity Address, Address Line One	202 Cousteau Place
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	Davis
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95618
City Area Code	530
Local Phone Number	756-7077
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	RKDA
Security Exchange Name	NASDAQ